Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Taxes
Schedule of income tax expense

($ in millions)	2014	2013	2012
Current taxes	1,130	1,258	967
Deferred taxes	72	(136)	63

Tax expense from continuing operations	1,202	1,122	1,030

Tax expense (benefit) from discontinued operations	1	(8)	—

Effective tax rate for the year

($ in millions, except % data)	2014	2013	2012
Income from continuing operations before taxes	3,896	4,066	3,838
Weighted-average global tax rate	23.8%	22.7%	23.6%
Income taxes at weighted-average tax rate	929	922	906
Items taxed at rates other than the weighted-average tax rate	146	110	60
Impact of non-deductible goodwill allocated to divested businesses	77	—	—
Changes in valuation allowance, net	52	31	44
Effects of changes in tax laws and enacted tax rates	(52)	1	(27)
Other, net	50	58	47

Tax expense from continuing operations	1,202	1,122	1,030

Effective tax rate for the year	30.9%	27.6%	26.8%

Components of deferred income tax assets and liabilities

	December 31,
($ in millions)	2014	2013
Deferred tax assets:
Unused tax losses and credits	644	1,000
Provisions and other accrued liabilities	825	858
Pension	671	477
Inventories	297	302
Property, plant and equipment and other non-current assets	265	83
Other	112	140

Total gross deferred tax asset	2,814	2,860
Valuation allowance	(600)	(589)

Total gross deferred tax asset, net of valuation allowance	2,214	2,271
Deferred tax liabilities:
Property, plant and equipment	(343)	(323)
Intangibles and other non-current assets	(766)	(1,110)
Pension and other accrued liabilities	(191)	(206)
Inventories	(118)	(135)
Other current assets	(149)	(161)
Unremitted earnings	(612)	(598)
Other	(76)	(60)

Total gross deferred tax liability	(2,255)	(2,593)

Net deferred tax liability	(41)	(322)

Included in:
"Deferred taxes"—current assets	902	832
"Deferred taxes"—non-current assets	511	370
"Deferred taxes"—current liabilities	(289)	(259)
"Deferred taxes"—non-current liabilities	(1,165)	(1,265)

Net deferred tax liability	(41)	(322)

Unrecognized tax benefits

($ in millions)	Unrecognized tax benefits	Penalties and interest related to unrecognized tax benefits	Total
Classification as unrecognized tax items on January 1, 2012	653	169	822
Net change due to acquisitions and divestments	10	—	10
Increase relating to prior year tax positions	51	26	77
Decrease relating to prior year tax positions	(73)	(56)	(129)
Increase relating to current year tax positions	141	1	142
Decrease relating to current year tax positions	(3)	—	(3)
Decrease due to settlements with tax authorities	(89)	(11)	(100)
Decrease as a result of the applicable statute of limitations	(29)	(7)	(36)
Exchange rate differences	8	5	13

Balance at December 31, 2012, which would, if recognized, affect the effective tax rate	669	127	796
Net change due to acquisitions and divestments	17	2	19
Increase relating to prior year tax positions	43	36	79
Decrease relating to prior year tax positions	(30)	—	(30)
Increase relating to current year tax positions	90	4	94
Decrease relating to current year tax positions	(1)	—	(1)
Decrease due to settlements with tax authorities	(18)	(5)	(23)
Decrease as a result of the applicable statute of limitations	(46)	(13)	(59)
Exchange rate differences	9	3	12

Balance at December 31, 2013, which would, if recognized, affect the effective tax rate	733	154	887
Net change due to acquisitions and divestments	(3)	1	(2)
Increase relating to prior year tax positions	25	39	64
Decrease relating to prior year tax positions	(24)	(7)	(31)
Increase relating to current year tax positions	85	—	85
Decrease relating to current year tax positions	(1)	—	(1)
Decrease due to settlements with tax authorities	(19)	(10)	(29)
Decrease as a result of the applicable statute of limitations	(36)	(19)	(55)
Exchange rate differences	(55)	(12)	(67)

Balance at December 31, 2014, which would, if recognized, affect the effective tax rate	705	146	851

Open tax years subject to examination	At December 31, 2014, the earliest significant open tax years that remained subject to examination were the following:
Region	Year
Europe	2007
The Americas	2010
Asia	2005
Middle East & Africa	2004